Employee benefits liabilities - summarized fair value of the defined benefit obligations and fair value of plan assets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 7,395	€ 6,996
Employee benefit liability	9,051	8,470
Other provisions for employees
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	907	926
Defined Benefit Plans1 [Member]
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	8,144	7,544
Net defined benefit asset	(749)	(548)
Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	4,313	3,961	€ 4,324
Employee benefit liability	5,062	4,509
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	2,289	2,216
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	793	819
Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	28,106	25,802
Obligation | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	25,024	22,767	25,528
Obligation | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	2,289	2,216	2,279
Obligation | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	793	819	987
Fair value of plan assets | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(20,729)	(18,819)	(21,218)
Asset ceiling | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 18	€ 13	€ 14